RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
Disclosure of related party [text block] [Abstract]
Disclosure of related party [text block]

41     Related party transactions

Key management personnel

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of an entity; the Group’s key management personnel are the members of the Lloyds Banking Group plc Group Executive Committee together with its Non-Executive Directors.

The table below details, on an aggregated basis, key management personnel compensation:

	2018 £m	2017 £m	2016 £m
Compensation
Salaries and other short-term benefits	13	13	17
Post-employment benefits	–	–	–
Share-based payments	17	22	23
Total compensation	30	35	40

The aggregate of the emoluments of the directors was £12.2 million (2017: £14.0 million; 2016: £13.6 million).

Aggregate company contributions in respect of key management personnel to defined contribution pension schemes were £nil (2017: £0.05 million; 2016: £0.1 million).

The total for the highest paid director (António Horta-Osório) was £5,472,000 (2017: (António Horta-Osório) £6,469,000; 2016: (António Horta-Osório) £6,289,000); this did not include any gain on exercise of Lloyds Banking Group plc shares in either year.

	2018 million	2017 million	2016 million
Share options over Lloyds Banking Group plc shares
At 1 January	1	3	9
Granted, including certain adjustments (includes entitlements of appointed key management personnel)	–	–	3
Exercised/lapsed (includes entitlements of former key management personnel)	(1)	(2)	(9)
At 31 December	–	1	3

	2018 million	2017 million	2016 million
Share plans settled in Lloyds Banking Group plc shares
At 1 January	82	65	82
Granted, including certain adjustments (includes entitlements of appointed key management personnel)	39	37	29
Exercised/lapsed (includes entitlements of former key management personnel)	(37)	(20)	(46)
At 31 December	84	82	65

The tables below detail, on an aggregated basis, balances outstanding at the year end and related income and expense, together with information relating to other transactions between the Group and its key management personnel:

	2018 £m	2017 £m	2016 £m
Loans
At 1 January	2	4	5
Advanced (includes loans of appointed key management personnel)	1	1	3
Repayments (includes loans of former key management personnel)	(1)	(3)	(4)
At 31 December	2	2	4

The loans are on both a secured and unsecured basis and are expected to be settled in cash. The loans attracted interest rates of between 6.70 per cent and 24.20 per cent in 2018 (2017: 6.45 per cent and 23.95 per cent; 2016: 2.49 per cent and 23.95 per cent).

No provisions have been recognised in respect of loans given to key management personnel (2017: £nil; 2016: £nil).

	2018 £m	2017 £m	2016 £m
Deposits
At 1 January	20	12	13
Placed (includes deposits of appointed key management personnel)	33	41	41
Withdrawn (includes deposits of former key management personnel)	(33)	(33)	(42)
At 31 December	20	20	12

Deposits placed by key management personnel attracted interest rates of up to 3.5 per cent (2017: 4.0 per cent; 2016: 4.0 per cent).

At 31 December 2018, the Group did not provide any guarantees in respect of key management personnel (2017: none; 2016: none).

At 31 December 2018, transactions, arrangements and agreements entered into by the Group and its banking subsidiaries with directors and connected persons included amounts outstanding in respect of loans and credit card transactions of £0.5 million with three directors and three connected persons (2017: £0.01 million with three directors and two connected persons; 2016: £0.4 million with five directors and two connected persons).

Balances and transactions with fellow Lloyds Banking Group undertakings

Transfers of operations

As a result of the requirements of the ring-fencing regulations, the Bank sold its subsidiary, Scottish Widows Group Limited, to its ultimate holding company during 2018. In addition, the Bank and its subsidiary, Bank of Scotland plc, sold the element of their overseas and commercial banking businesses required to be transferred in order to ensure compliance with the ring-fencing legislation to Lloyds Bank Corporate Markets plc, a fellow Lloyds Banking Group undertaking.

Balances and transactions between members of the Lloyds Bank Group

In accordance with IFRS10 Consolidated financial statements, transactions and balances between the Bank and its subsidiary undertakings, and between those subsidiary undertakings, have all been eliminated on consolidation and thus are not reported as related party transactions of the Group.

The Bank, as a result of its position as parent of a banking group, has a large number of transactions with various of its subsidiary undertakings; these are included on the balance sheet of the Bank as follows:

	2018 £m	2017 £m
Assets, included within:
Derivative financial instruments	7,385	7,851
Financial assets at fair value through profit or loss	8	603
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	152,592	160,108
Available-for-sale financial assets		2,051
	159,985	170,613
Liabilities, included within:
Due to fellow Lloyds Banking Group undertakings	71,696	102,085
Financial liabilities at fair value through profit or loss	142	221
Derivative financial instruments	6,335	7,528
Debt securities in issue	124	106
Subordinated liabilities	58	53
	78,355	109,993

Due to the size and volume of transactions passing through these accounts, it is neither practical nor meaningful to disclose information on gross inflows and outflows. During 2018 the Bank earned interest income on the above asset balances of £2,646 million (2017: £2,286 million) and incurred interest expense on the above liability balances of £886 million (2017: £933 million).

In addition, the Bank raised recharges of £1,315 million (2017: £1,287 million) on its subsidiaries in respect of costs incurred and also received fees of £146 million (2017: £147 million), and paid fees of £151 million (2017: £116 million), for various services provided between the Bank and its subsidiaries.

Details of contingent liabilities and commitments entered into on behalf of fellow Lloyds Banking Group undertakings are given in note 42.

Balances and transactions with Lloyds Banking Group plc and fellow subsidiaries of the Bank

The Bank and its subsidiaries have balances due to and from the Bank’s parent company, Lloyds Banking Group plc and fellow subsidiaries of the Bank. These are included on the balance sheet as follows:

	The Group		The Bank
	2018 £m	2017 £m	2018 £m	2017 £m
Assets, included within:
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	1,878	6,195	993	3,352
Financial assets at fair value through profit or loss	1,062	1,949	1,062	–
Derivative financial instruments	2,589	666	2,558	327
	5,529	8,810	4,613	3,679
Liabilities, included within:
Due to fellow Lloyds Banking Group undertakings	19,663	13,237	16,687	10,684
Financial liabilities at fair value through profit or loss	137	–	137	–
Derivative financial instruments	2,693	1,384	2,184	265
Debt securities in issue	193	181	7	–
Subordinated liabilities	2,985	2,841	2,900	2,741
	25,671	17,643	21,915	13,690

These balances include Lloyds Banking Group plc’s banking arrangements and, due to the size and volume of transactions passing through these accounts, it is neither practical nor meaningful to disclose information on gross inflows and outflows. During 2018 the Group earned £166 million and the Bank earned £142 million interest income on the above asset balances (2017: Group £62 million; Bank £20 million); the Group incurred £370 million and the Bank incurred £334 million interest expense on the above liability balances (2017: Group £255 million; Bank £207 million).

During 2017 and 2018 the Bank incurred expenditure for the benefit of its subsidiaries, which has not been recharged.

During the year, the Group disposed of certain entities to fellow subsidiaries of Lloyds Banking Group plc. The ultimate controlling party of these entities remained the same following the transfer.

Other related party transactions

Pension funds

The Group provides banking and some investment management services to certain of its pension funds. At 31 December 2018, customer deposits of £225 million (2017: £337 million) and investment and insurance contract liabilities at 31 December 2017 of £307 million, reported within the disposal group (see note 13), related to the Group’s pension funds.

Joint ventures and associates

At 31 December 2018 there were loans and advances to customers of £57 million (2017: £123 million) outstanding and balances within customer deposits of £2 million (2017: £9 million) relating to joint ventures and associates.